Note 1 - Organization and Summary of Significant Accounting Policies: Advertising. (Policies)	11 Months Ended
Jul. 31, 2013
Policies
Advertising.	Advertising. Advertising and marketing expenses for the six months ended February 28, 2013 and February 29, 2012 was $4,301 and $5,089 respectively.